UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Emerging Markets Equity Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Financial	25.40%
Technology	17.42
Communications	16.89
Consumer, Non-cyclical	11.65
Basic Materials	8.41
Consumer, Cyclical	7.12
Energy	6.37
Industrial	3.44
Utilities	2.59
Diversified	0.32
Short Term Investments	0.39
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 5, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/05/18)	(06/29/18)	(01/05/18–06/29/18)
Institutional Class
Actual	$1,000.00	$ 896.90	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.38
Investor Class
Actual	$1,000.00	$ 895.40	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.12
Class L
Actual	$1,000.00	$ 894.10	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.12
* Expenses are equal to the Fund's annualized expense ratio of 0.88% for the Institutional Class, 1.23% for the Investor Class and 1.23% for the Class L shares, multiplied by the average account value over the period, multiplied by 176/365 days to reflect the share class's inception date of January 5, 2018 through June 29, 2018.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.34%
24,150	Ciech SA(a)	$ 344,872
480,000	Dongyue Group Ltd(a)	401,804
72,200	Fibria Celulose SA Sponsored ADR	1,342,198
302,000	Formosa Chemicals & Fibre Corp(a)	1,201,752
89,528	Hindustan Zinc Ltd(a)	359,331
1,803	KCC Corp(a)	530,681
1,257	LG Chem Ltd(a)	376,231
10,913	Lotte Chemical Corp(a)	3,401,923
152,100	Mexichem SAB de CV(a)	439,446
792,000	MMG Ltd(a)	551,374
136,901	Mondi PLC	3,691,523
62,285	Novolipetsk Steel PJSC GDR(a)	1,508,287
1,303,700	Petronas Chemicals Group Berhad	2,715,590
16,835	POSCO	4,967,332
220,400	PTT Global Chemical PCL	485,157
76,599	Sappi Ltd	509,665
17,383	SKCKOLONPI Inc(a)	771,152
8,700	Sociedad Quimica y Minera de Chile SA(a)(b)	418,035
607,300	Vale SA	7,785,586
1,792,000	Zijin Mining Group Co Ltd Class H	686,997
		32,488,936
Communications — 16.74%
357,300	Advanced Info Service PCL	1,994,081
103,478	Alibaba Group Holding Ltd Sponsored ADR(a)	19,198,273
624,100	America Movil SAB de CV(a)	521,020
10,800	Autohome Inc ADR(a)	1,090,800
5,100	Baidu Inc Sponsored ADR(a)	1,239,300
43,314	Cheil Worldwide Inc(a)	802,162
121,500	China Mobile Ltd	1,078,063
2,174,000	China Telecom Corp Ltd Class H(a)	1,020,123
905,048	Global Telecom Holding SAE(a)	238,277
198,413	LG Uplus Corp(a)	2,492,082
8,827	Loen Entertainment Inc(a)	712,440
415,585	Magyar Telekom Telecommunications PLC	591,036
37,877	Naspers Ltd Class N(a)	9,550,452
1,111	NCSoft Corp(a)	369,724
83,122	Sun TV Network Ltd(a)	950,294
426,700	Tencent Holdings Ltd	21,426,912
350,172	Turk Telekomunikasyon AS(a)	380,672
4,100	Weibo Corp(a)(b)	363,916
12,000	YY Inc ADR(a)	1,205,640
		65,225,267
Consumer, Cyclical — 7.06%
645,600	AirAsia Group Bhd(a)	478,501
77,000	ANTA Sports Products Ltd(a)	406,045
Shares		Fair Value
Consumer, Cyclical — (continued)
635,500	BAIC Motor Corp Ltd Class H(a)(c)	$ 604,866
2,676,900	Beauty Community PCL	984,340
2,318,000	Brilliance China Automotive Holdings Ltd(a)	4,158,976
220,260	Cebu Air Inc(a)	286,017
58,988	Clicks Group Ltd	842,255
1,929	Eicher Motors Ltd(a)	804,385
747,000	Geely Automobile Holdings Ltd(a)	1,921,950
72,824	Gourmet Master Co Ltd(a)	703,571
616,000	Guangzhou Automobile Group Co Ltd Class H	599,314
151,000	Haier Electronics Group Co Ltd(a)	515,169
41,066	InterGlobe Aviation Ltd(a)(c)	653,008
25,043	Korean Air Lines Co Ltd(a)	634,476
30,862	LG Electronics Inc(a)	2,297,836
32,592	Mahindra & Mahindra Ltd(a)	427,127
375,416	Mahindra & Mahindra Ltd Sponsored GDR(a)	4,899,179
2,963	Maruti Suzuki India Ltd(a)	381,879
64,129	Mr Price Group Ltd	1,052,452
24,000	Poya International Co Ltd(a)	258,334
324,500	Sinotruk Hong Kong Ltd(a)	531,967
818,600	Wal-Mart de Mexico SAB de CV	2,160,648
230,500	Xiabuxiabu Catering Management China Holdings Co Ltd(c)	503,336
15,300	Yum China Holdings Inc	588,438
271,000	Zhongsheng Group Holdings Ltd(a)	811,377
		27,505,446
Consumer, Non-Cyclical — 10.25%
70,114	Adcock Ingram Holdings Ltd	307,444
46,713	Astral Foods Ltd	971,991
27,186	Avanti Feeds Ltd(a)	213,693
2,408	BGF retail Co Ltd(a)	421,319
41,509	BIM Birlesik Magazalar AS	606,203
1,430	Celltrion Inc(a)	388,510
29,074	Colgate-Palmolive India Ltd	503,076
994,000	CSPC Pharmaceutical Group Ltd	2,984,785
59,398	Dino Polska SA(a)(c)	1,640,086
27,179	Divi's Laboratories Ltd(a)	412,437
16,860	DP World Ltd	387,780
65,200	Estacio Participacoes SA	409,965
327,000	Fomento Economico Mexicano SAB de CV	2,873,810
107,366	Hindustan Unilever Ltd(a)	2,571,482
39,907	Jubilant Life Sciences Ltd(a)	407,940
5,663	LG Household & Health Care Ltd(a)	7,096,148
4,104	Nestle India Ltd	587,463
63,100	Nestle Malaysia Berhad	2,302,557

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
53,400	New Oriental Education & Technology Group Inc Sponsored ADR(a)	$ 5,054,844
1,191,500	Sino Biopharmaceutical Ltd	1,819,667
40,900	SLC Agricola SA	538,615
11,000	St Shine Optical Co Ltd(a)	251,146
141,400	TAL Education Group ADR(a)	5,203,520
152,000	Tingyi Cayman Islands Holding Corp(a)	352,605
494,000	Uni-President Enterprises Corp(a)	1,252,203
78,800	YiChang HEC ChangJiang Pharmaceutical Co Ltd Class H(a)(c)	399,617
		39,958,906
Diversified — 0.31%
154,686	AVI Ltd	1,220,122
Energy — 6.32%
677,341	Bharat Petroleum Corp Ltd(a)	3,702,453
1,758,000	China Petroleum & Chemical Corp Class H	1,573,616
305,500	China Shenhua Energy Co Ltd Class H(a)	722,583
1,356,000	CNOOC Ltd(a)	2,323,568
223,032	Coal India Ltd(a)	860,657
46,800	Cosan SA(a)	429,632
16,300	Ecopetrol SA Sponsored ADR	334,965
177,103	Gazprom PJSC Sponsored ADR(a)	781,024
30,138	Grupa Lotos SA(a)	456,624
73,961	Hindustan Petroleum Corp Ltd(a)	280,660
85,850	LUKOIL PJSC Sponsored ADR(a)	5,915,562
112,689	MOL Hungarian Oil & Gas PLC	1,084,363
266,937	Oil & Natural Gas Corp Ltd(a)	617,136
1,168,000	PetroChina Co Ltd(a)	889,800
152,500	Petroleo Brasileiro SA Sponsored ADR	1,529,575
26,575	Polski Koncern Naftowy ORLEN SA(a)	595,201
509,500	Semirara Mining & Power Corp	289,274
34,844	Tatneft PJSC Sponsored ADR(a)	2,233,500
		24,620,193
Financial — 25.18%
488,000	Agile Group Holdings Ltd	830,305
2,121,000	Agricultural Bank of China Ltd Class H	989,932
504,000	Air China Ltd(a)	484,549
2,026,500	Ayala Land Inc	1,438,823
58,960	Banco Bradesco SA	407,392
605,470	Banco Bradesco SA Sponsored ADR	4,153,524
Shares		Fair Value
Financial — (continued)
63,700	Banco Santander Brasil SA(a)	$ 480,739
28,400	Bancolombia SA Sponsored ADR	1,356,952
257,500	Bank Central Asia Tbk PT	384,560
11,559,100	Bank Mandiri Persero Tbk PT	5,530,225
949,000	Bank Negara Indonesia Persero Tbk PT	466,303
2,859,000	Bank of China Ltd Class H(a)	1,417,849
11,087,200	Bank Rakyat Indonesia	2,192,958
2,811,100	Bank Tabungan Negara Persero Tbk PT	479,763
38,616	Barclays Africa Group Ltd	448,398
6,127	Capitec Bank Holdings Ltd	386,012
234,900	Central Pattana PCL	494,458
229,000	Chailease Holding Co Ltd(a)	748,900
2,209,000	China CITIC Bank Corp Ltd Class H(a)	1,379,632
8,770,000	China Construction Bank Corp Class H(a)	8,024,913
153,000	China Evergrande Group(a)	388,461
335,500	China Merchants Bank Co Ltd Class H(a)	1,234,107
721,800	China Vanke Co Ltd(a)	2,517,265
194,198	Commercial International Bank Egypt SAE	925,722
60,568	Coronation Fund Managers Ltd	257,461
1,699,000	Country Garden Holdings Co Ltd(a)	2,978,343
174,827	Country Garden Services Holdings Co Ltd(a)	224,171
13,774	DB Insurance Co Ltd(a)	729,445
405,109	Dubai Islamic Bank PJSC(a)	537,109
327,631	Emaar Properties PJSC	439,644
167,227	FirstRand Ltd	776,837
434,000	Future Land Development Holdings Ltd(a)	390,880
882,500	Grupo Financiero Banorte SAB de CV Class O	5,189,177
25,831	Hana Financial Group Inc(a)	991,929
84,927	Hanwha General Insurance Co Ltd(a)	497,369
28,765	HDFC Bank Ltd(a)	886,096
50,000	HDFC Bank Ltd ADR(a)	5,251,000
229,000	Hong Leong Bank	1,032,434
39,104	Hyundai Marine & Fire Insurance Co Ltd(a)	1,184,104
10,954,000	Industrial & Commercial Bank of China Ltd Class H(a)	8,169,934
30,833	Industrial Bank of Korea(a)	425,241
87,400	Itau Unibanco Holding SA ADR	907,212
52,729	KB Financial Group Inc(a)	2,482,047
258,500	Longfor Properties Co Ltd(a)	695,019
41,562	Meritz Fire & Marine Insurance Co Ltd(a)	715,726
39,639	OTP Bank PLC	1,431,174
780,500	Ping An Insurance Group Co of China Ltd Class H(a)	7,147,565
13,853	Qatar National Bank QPSC(a)	578,589
26,900	Qudian Inc Sponsored ADR(a)(b)	238,334

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
153,870	Rural Electrification Corp Ltd(a)	$ 235,467
242,672	Sberbank of Russia(a)	3,483,557
1,343,097	Sberbank of Russia PJSC Sponsored ADR(a)	4,665,339
345,500	Shimao Property Holdings Ltd(a)	900,788
26,655	Shinhan Financial Group Co Ltd(a)	1,032,032
239,515	Srisawad Corp PCL	213,222
58,083	Standard Bank Group Ltd	810,965
197,300	Tisco Financial Group PCL	499,772
456,505	Turkiye Garanti Bankasi AS	832,735
129,774	Yes Bank Ltd	644,851
7,625,000	Yuanta Financial Holding Co Ltd(a)	3,472,411
		98,109,721
Industrial — 3.41%
57,000	AAC Technologies Holdings Inc	800,465
343,000	Anhui Conch Cement Co Ltd Class H	1,956,096
880,000	China Resources Cement Holdings Ltd	885,619
3,449,800	DMCI Holdings Inc	678,693
33,145	Escorts Ltd(a)	422,155
237,000	Haitian International Holdings Ltd	558,538
109,000	Hiwin Technologies Corp(a)	1,284,121
3,000	Largan Precision Co Ltd(a)	440,722
108,000	Nichidenbo Corp(a)	324,491
756,700	SKP Resources Berhad(a)	262,026
59,500	Sunny Optical Technology Group Co Ltd	1,103,568
538,600	Sunway Construction Group Berhad	240,983
682,000	Tianneng Power International Ltd	1,058,632
2,010,000	Walsin Lihwa Corp(a)	1,362,468
36,000	Walsin Technology Corp(a)	491,450
39,000	Yageo Corp(a)	1,433,376
		13,303,403
Technology — 16.07%
545,000	Gigabyte Technology Co Ltd(a)	1,202,631
29,674	HCL Technologies Ltd	400,957
883,550	Inari Amertron Berhad	492,645
135,400	Infosys Ltd Sponsored ADR	2,630,822
40,844	Larsen & Toubro Infotech Ltd(a)(c)	997,671
515,072	Samsung Electronics Co Ltd	21,576,142
4,828	Samsung SDS Co Ltd(a)	866,894
3,465	SK Holdings Co Ltd(a)	804,555
120,140	SK Hynix Inc(a)	9,221,853
42,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	298,245
Shares		Fair Value
Technology — (continued)
508,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 18,583,448
137,210	Tata Consultancy Services Ltd	3,700,578
166,600	Wipro Ltd ADR(b)	798,014
19,800	WNS Holdings Ltd ADR(a)	1,033,164
		62,607,619
Utilities — 2.57%
690,771	Aguas Andinas SA Class A	377,316
93,000	Beijing Enterprises(a)	451,544
414,800	China Gas Holdings Ltd(a)	1,663,015
221,149	Enea SA(a)	538,144
7,696,210	Enel Americas SA(a)	1,360,334
3,850,500	Enel Chile SA	379,926
167,209	Engie Energia Chile SA	307,090
4,213	GAIL India Ltd GDR	125,532
134,278	KEC International Ltd(a)	657,095
17,953	Korea Electric Power Corp(a)	514,933
279,300	PGE Polska Grupa Energetyczna SA(a)	694,073
1,076,541	Power Grid Corp of India Ltd(a)	2,937,209
		10,006,211
TOTAL COMMON STOCK — 96.25% (Cost $410,800,606)		$375,045,824
WARRANTS
Consumer, Non-Cyclical — 1.29%
45,744	Kweichow Moutai Co Ltd(a)	5,035,616
Technology — 1.20%
836,881	Hangzhou Hikvision Digital Technology Co Ltd	4,677,411
TOTAL WARRANTS — 2.49% (Cost $10,975,896)		$ 9,713,027
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.39%
$ 357,476	Undivided interest of 0.41% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $357,476 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(d)	357,476

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 996,523	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $996,523 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(d)	$ 996,523
151,083	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $8,745,882 with a maturity value of $8,747,413) with Merrill Lynch, Pierce, Fenner & Smith, 2.10%, dated 6/29/18 to be repurchased at $151,083 on 7/2/18 collateralized by U.S. Treasury securities, 0.13% - 1.63%, 8/31/22 - 7/15/24, with a value of $8,920,800.(d)	151,083
SHORT TERM INVESTMENTS — 0.39% (Cost $1,505,082)		$ 1,505,082
TOTAL INVESTMENTS — 99.13% (Cost $423,281,584)		$386,263,933
OTHER ASSETS & LIABILITIES, NET — 0.87%		$ 3,397,093
TOTAL NET ASSETS — 100.00%		$389,661,026
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $4,802,393 and $4,798,584, respectively, representing 1.24% of net assets.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Summary of Investments by Country as of June 29, 2018.
Country	Fair Value	Percentage of Fund Investments
China	$124,859,125	32.32%
South Korea	66,304,284	17.17
India	39,352,813	10.19
Taiwan	33,309,268	8.62
South Africa	20,825,577	5.39
Russia	18,587,269	4.81
Brazil	17,984,438	4.66
Mexico	11,184,100	2.90
Hong Kong	11,021,297	2.85
Indonesia	9,053,809	2.34
Malaysia	7,524,737	1.95
Thailand	4,671,032	1.21
Poland	4,269,000	1.11
Hungary	3,106,572	0.80
Chile	2,842,700	0.74
Philippines	2,692,807	0.70
Turkey	1,819,610	0.47
Columbia	1,691,917	0.44
United States	1,505,082	0.39
United Arab Emirates	1,364,533	0.35
Egypt	1,164,000	0.30
Qatar	578,589	0.15
Australia	551,374	0.14
Total	$386,263,933	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Emerging Markets Equity Fund
ASSETS:
Investments in securities, fair value (including $1,459,363 of securities on loan)(a)	$384,758,851
Repurchase agreements, fair value(b)	1,505,082
Cash	13,526,461
Cash denominated in foreign currencies, fair value(c)	591,395
Dividends receivable	1,410,131
Subscriptions receivable	503,906
Receivable for investments sold	1,563,265
Total Assets	403,859,091
LIABILITIES:
Payable for director fees	577
Payable for investments purchased	268,606
Payable for other accrued fees	287,317
Payable for shareholder services fees	3,833
Payable to investment adviser	225,934
Payable upon return of securities loaned	1,505,082
Redemptions payable	11,906,716
Total Liabilities	14,198,065
NET ASSETS	$389,661,026
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,358,342
Paid-in capital in excess of par	429,870,653
Net unrealized depreciation	(37,013,143)
Undistributed net investment income	814,517
Accumulated net realized loss	(8,369,343)
NET ASSETS	$389,661,026
NET ASSETS BY CLASS
Investor Class	$13,863,867
Class L	$8,944
Institutional Class	$375,788,215
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	1,550,641
Class L	1,000
Institutional Class	42,031,780
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.94
Class L	$8.94
Institutional Class	$8.94
(a) Cost of investments	$421,776,502
(b) Cost of repurchase agreements	$1,505,082
(c) Cost of cash denominated in foreign currencies	$586,887
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Emerging Markets Equity Fund
INVESTMENT INCOME:
Interest	$13,816
Income from securities lending	4,006
Dividends	4,279,200
Foreign withholding tax	(429,212)
Total Income	3,867,810
EXPENSES:
Management fees	1,810,092
Shareholder services fees – Investor Class	24,518
Shareholder services fees – Class L	21
Audit and tax fees	51,887
Custodian fees	264,560
Director's fees	11,685
Distribution fees – Class L	5
Legal fees	1,359
Pricing fees	3,616
Registration fees	9,626
Shareholder report fees	3,984
Transfer agent fees	7,490
Other fees	1,012
Total Expenses	2,189,855
Less amount waived by investment adviser	445,698
Less amount waived by distributor - Class L	5
Net Expenses	1,744,152
NET INVESTMENT INCOME	2,123,658
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(8,369,343)
Net change in unrealized depreciation on investments and foreign currency translations	(37,013,143)
Net Realized and Unrealized Loss	(45,382,486)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,258,828)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018
Great-West Emerging Markets Equity Fund	2018 (a) (Unaudited)
OPERATIONS:
Net investment income	$2,123,658
Net realized loss	(8,369,343)
Net change in unrealized depreciation	(37,013,143)
Net Decrease in Net Assets Resulting from Operations	(43,258,828)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(22,462)
Institutional Class	(1,286,679)
From net investment income	(1,309,141)
Total Distributions	(1,309,141)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,509,777
Class L	10,000
Institutional Class	452,753,030
Shares issued in reinvestment of distributions
Investor Class	22,462
Institutional Class	1,286,679
Shares redeemed
Investor Class	(3,109,147)
Institutional Class	(35,243,806)
Net Increase in Net Assets Resulting from Capital Share Transactions	434,228,995
Total Increase in Net Assets	389,661,026
NET ASSETS:
Beginning of Period	0
End of Period(b)	$389,661,026
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,865,796
Class L	1,000
Institutional Class	45,557,905
Shares issued in reinvestment of distributions
Investor Class	2,458
Institutional Class	140,774
Shares redeemed
Investor Class	(317,613)
Institutional Class	(3,666,899)
Net Increase	43,583,421
(a) Fund commenced operations on January 05, 2018.
(b) Including undistributed net investment income:	$814,517
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited) (d)	$10.00	0.03	(1.08)	(1.05)	(0.01)	-	(0.01)	$8.94	(10.46%) (e)
Class L
06/29/2018(Unaudited) (d)	$10.00	0.02	(1.08)	(1.06)	(0.00) (f)	-	(0.00) (f)	$8.94	(10.59%) (e)
Institutional Class
06/29/2018(Unaudited) (d)	$10.00	0.05	(1.08)	(1.03)	(0.03)	-	(0.03)	$8.94	(10.31%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 13,864	1.58% (h)	1.23% (h)	0.70% (h)	30% (e)
Class L
06/29/2018 (Unaudited)	$ 9	121.78% (h)	1.23% (h)	0.25% (h)	30% (e)
Institutional Class
06/29/2018 (Unaudited)	$375,788	1.11% (h)	0.88% (h)	1.11% (h)	30% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on January 5, 2018.
(e)	Not annualized for periods less than one full year.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Emerging Markets Equity Fund (the Fund) are included herein.The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 29, 2018

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 113,073,500	$ 261,972,324	$ —	$ 375,045,824
Warrants	—	9,713,027	—	9,713,027
Short Term Investments	—	1,505,082	—	1,505,082
Total Assets	$ 113,073,500	$ 273,190,433	$ 0	$ 386,263,933
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 29, 2018

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$423,761,113
Gross unrealized appreciation on investments	9,388,202
Gross unrealized depreciation on investments	(46,885,382)
Net unrealized depreciation on investments	$(37,497,180)

Semi-Annual Report - June 29, 2018

2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.93% of the Fund’s average daily net assets up to $1 billion dollars, 0.88% of the Fund's average daily net assets over $1 billion dollars and 0.83% of the Fund's average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.88% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Recoupment of Past Reimursed Fees by the Adviser
$445,698	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $547,225,133 and $117,060,149, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 29, 2018

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $1,459,363 and received collateral as reported on the Statement of Assets and Liabilities of $1,505,082 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on September 20, 2017 (the “Meeting”), approved (i) an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Emerging Markets Equity Fund (the “Fund”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Company, GWCM and each of Lazard Asset Management LLC (“Lazard”) and UBS Asset Management (Americas) Inc. (“UBS”) (Lazard and UBS are each a “Sub-Adviser” and collectively, the “Sub-Advisers”).
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of the Sub-Advisers to the Board.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to general supervision and oversight by GWCM and the Board, are responsible for the day-to-day management of the investment and re-investments of its portion of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
In approving the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”), the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board considered the existing relationship GWCM has with the Company and the services GWCM provides for other funds of the Company. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds, including the information received and considered at its April 2017 meeting. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by GWCM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel who would serve the Fund and the portfolio managers responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to each Sub-Adviser, the Board reviewed historical performance results of a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage its respective portion of the Fund. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of each Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2019.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee net of waivers (the “Net Management Fee”) in comparison to the net management fees of the peer group of funds, and (iii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the total expense ratio of its Morningstar peer group average.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Net Management Fee were lower than the average and median contractual management fees and net management fees, respectively, of its Broadridge peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratios of the Broadridge group of funds and that the Fund’s total annual operating expense ratio was lower than the average total annual operating expense ratio of its Morningstar peer group.
The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Advisers to similar accounts managed by the Sub-Advisers and noted that, where the fee charged to GWCM varied from the Sub-Adviser’s fee schedule for other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. At its April 2017 meeting, the Board reviewed GWCM’s overall profitability from its relationship with the

Company’s other funds compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits estimated to be realized by GWCM and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether the proposed fee level reflects these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers are expected to receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services would be provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund would be used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are reasonable and that approval of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018